Contents of Significant Accounts - Aggregate Amount of the Company's Share of its Individually Immaterial Associates (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)
Disclosure of associates [line items]
Profit (Loss) from continuing operations	$ (20,146)	$ (616,665)	$ 157,837	$ (315,666)
Aggregated individually immaterial associates [member]
Disclosure of associates [line items]
Profit (Loss) from continuing operations		(616,665)	77,589	(270,060)
Post-tax profit from discontinued operations		0	80,248	0
Other comprehensive income (loss)		(82,871)	526,773	(187,891)
Total comprehensive income (loss)		$ (699,536)	$ 684,610	$ (457,951)